                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


                  Investment Company Act file number: 811-01434

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                              Colleen E. Tonn, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 through June 30, 2005

Item 1. Reports to Stockholders

Lincoln National Variable Annuity Fund A



                            VARIABLE ANNUITY FUND A


                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               Variable Annuity Fund A
                               Semiannual Report
                               June 30, 2005

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

INDEX

DISCLOSURE OF FUND EXPENSES
SECTOR ALLOCATION
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
OTHER FUND INFORMATION

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Fund, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                       Expenses
                                 Beginning    Ending                  Paid During
                                  Account     Account    Annualized     Period
                                   Value       Value      Expense      1/1/05 to
                                  1/1/05      6/30/05      Ratios      6/30/05*
---------------------------------------------------------------------------------
ACTUAL FUND RETURN
Variable Annuity Fund A          $1,000.00   $  999.60      1.28%        $6.35
---------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Variable Annuity Fund A          $1,000.00   $1,018.45      1.28%        $6.41
---------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                           Variable Annuity Fund A- 1

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

SECTOR ALLOCATION
AS OF JUNE 30, 2005

The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                    98.58%
------------------------------------------------------------------------
Basic Materials                                                  3.71%
Business Services                                                0.69%
Capital Goods                                                    7.47%
Communication Services                                           1.41%
Consumer Discretionary                                           5.14%
Consumer Services                                                2.11%
Consumer Staples                                                 7.88%
Credit Cyclicals                                                 1.28%
Energy                                                           7.72%
Finance                                                         22.98%
Healthcare                                                      13.19%
Media                                                            4.17%
Real Estate                                                      1.11%
Technology                                                      16.54%
Transportation                                                   0.34%
Utilities                                                        2.84%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                 0.77%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                99.35%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                  0.65%
------------------------------------------------------------------------
TOTAL NET ASSETS                                               100.00%
------------------------------------------------------------------------

                           Variable Annuity Fund A- 2

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS
June 30, 2005 (Unaudited)

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK-98.58%
    BASIC MATERIALS-3.71%
    Alcoa......................................    11,500    $   300,495
    Dow Chemical...............................    17,200        765,916
    duPont (E.I.) deNemours....................     8,200        352,682
    Freeport-McMoRan Copper & Gold Class B.....     8,700        325,728
    Lubrizol...................................     6,300        264,663
    Masco......................................     8,000        254,080
    PPG Industries.............................     3,600        225,936
    Weyerhaeuser...............................     5,400        343,710
                                                             -----------
                                                               2,833,210
                                                             -----------
    BUSINESS SERVICES-0.69%
    Deluxe.....................................     4,300        174,580
    Waste Management...........................    12,500        354,250
                                                             -----------
                                                                 528,830
                                                             -----------
    CAPITAL GOODS-7.47%
    Caterpillar................................     4,000        381,240
    Cummins....................................     3,700        276,057
    General Electric...........................    66,900      2,318,085
    Goodrich...................................     7,700        315,392
    Honeywell International....................    10,200        373,626
    Northrop Grumman...........................     5,900        325,975
    PACCAR.....................................     6,000        408,000
    Rockwell Automation........................     8,400        409,164
    Textron....................................     5,200        394,420
    United Technologies........................     9,800        503,230
                                                             -----------
                                                               5,705,189
                                                             -----------
    COMMUNICATION SERVICES-1.41%
    CenturyTel.................................     9,200        318,596
    SBC Communications.........................    19,600        465,500
    Verizon Communications.....................     8,500        293,675
                                                             -----------
                                                               1,077,771
                                                             -----------
    CONSUMER DISCRETIONARY-5.14%
    Best Buy...................................     7,900        541,545
  + Coach......................................    17,400        584,118
    Federated Department Stores................     4,500        329,760
    Gap........................................    19,100        377,225
    Home Depot.................................    25,500        991,950
    NIKE.......................................     5,700        493,620
    Wal-Mart Stores............................    12,700        612,140
                                                             -----------
                                                               3,930,358
                                                             -----------
    CONSUMER SERVICES-2.11%
    Cendant....................................    13,500        301,995
    Marriott International Class A.............     6,500        443,430
    McDonald's.................................    15,800        438,450
    Yum Brands.................................     8,200        427,056
                                                             -----------
                                                               1,610,931
                                                             -----------
    CONSUMER STAPLES-7.88%
    Altria Group...............................    16,100      1,041,026
    Anheuser-Busch.............................     5,400        247,050
    Clorox.....................................     4,300        239,596
    Coca-Cola..................................     7,300        304,775

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    CONSUMER STAPLES (CONTINUED)
    CVS........................................    12,400    $   360,468
    Fortune Brands.............................     6,900        612,720
    Gillette...................................     8,600        435,418
    Kellogg....................................     6,100        271,084
    Kimberly-Clark.............................     7,400        463,166
    PepsiCo....................................    19,600      1,057,028
    Procter & Gamble...........................    13,200        696,300
    Tyson Foods Class A........................    16,300        290,140
                                                             -----------
                                                               6,018,771
                                                             -----------
    CREDIT CYCLICALS-1.28%
    D.R. Horton................................     6,300        236,943
    KB HOME....................................     9,700        739,431
                                                             -----------
                                                                 976,374
                                                             -----------
    ENERGY-7.72%
    ChevronTexaco..............................    18,200      1,017,744
    ConocoPhillips.............................    10,000        574,900
    ENSCO International........................     7,400        264,550
    Exxon Mobil................................    41,900      2,407,993
  + Nabors Industries..........................     5,200        315,224
  + National-Oilwell...........................     6,900        328,026
    Occidental Petroleum.......................     9,300        715,449
    Tidewater..................................     7,300        278,276
                                                             -----------
                                                               5,902,162
                                                             -----------
    FINANCE-22.98%
    Allstate...................................     8,100        483,975
    American International Group...............    14,900        865,690
    Bank of America............................    29,400      1,340,934
    Berkley (W.R.).............................     7,850        280,088
    Capital One Financial......................     3,500        280,035
    CIGNA......................................     3,900        417,417
    CIT Group..................................    10,000        429,700
    Citigroup..................................    45,000      2,080,350
    Countrywide Financial......................    16,500        637,065
    Everest Re Group...........................     3,100        288,300
    Freddie Mac................................    11,800        769,714
    J.P. Morgan Chase..........................    30,700      1,084,324
    Lehman Brothers Holdings...................     3,900        387,192
    MBNA.......................................    33,400        873,744
    Mellon Financial...........................    19,300        553,717
    Merrill Lynch..............................    13,300        731,633
    MetLife....................................     8,900        399,966
    Morgan Stanley.............................    17,900        939,213
    North Fork Bancorporation..................    21,200        595,508
    PMI Group..................................    11,300        440,474
    PNC Financial Services Group...............     7,300        397,558
    Prudential Financial.......................     7,400        485,884
    UnitedHealth Group.........................    12,900        672,606
    U.S. Bancorp...............................    39,800      1,162,160
  + WellPoint Health Networks..................     9,400        654,616
    Wells Fargo................................     4,900        301,742
                                                             -----------
                                                              17,553,605
                                                             -----------

                           Variable Annuity Fund A- 3

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE-13.19%
    Abbott Laboratories........................    11,100    $   544,011
  + Amgen......................................    12,800        773,888
    Beckman Coulter............................     5,500        349,635
    Becton, Dickinson..........................     6,100        320,067
    Biomet.....................................     7,100        245,944
  + Express Scripts Class A....................     8,400        419,832
  + Genentech..................................     6,100        489,708
  + Gilead Sciences............................     8,500        373,915
    GlaxoSmithKline ADR........................     5,500        266,805
    Guidant....................................     6,300        423,990
    Johnson & Johnson..........................    24,700      1,605,500
    Lilly (Eli)................................     6,200        345,402
    Medtronic..................................     7,400        383,246
    Merck......................................    17,800        548,240
    Pfizer.....................................    61,900      1,707,202
    Quest Diagnostics..........................     5,000        266,350
    Wyeth......................................    16,700        743,150
  + Zimmer Holdings............................     3,500        266,595
                                                             -----------
                                                              10,073,480
                                                             -----------
    MEDIA-4.17%
    Clear Channel Communications...............     9,300        287,649
  + Comcast Class A............................     9,400        288,580
  + Comcast Special Class A....................     6,500        194,675
    Disney (Walt)..............................    20,300        511,154
    Knight-Ridder..............................     3,900        239,226
  + Time Warner................................    55,700        930,747
    Viacom Class B.............................    22,900        733,258
                                                             -----------
                                                               3,185,289
                                                             -----------
    REAL ESTATE-1.11%
    Developers Diversified Realty..............     2,900        133,284
    Equity Office Properties Trust.............    10,600        350,860
    Mills......................................     1,500         91,185
    ProLogis...................................     6,800        273,632
                                                             -----------
                                                                 848,961
                                                             -----------
    TECHNOLOGY-16.54%
    Adobe Systems..............................    19,800        566,676
    Applied Materials..........................    26,300        425,534
  + Cisco Systems..............................    58,800      1,123,668
  + Dell.......................................    22,600        892,926
  + DST Systems................................     5,500        257,400

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    TECHNOLOGY (CONTINUED)
  + eBay.......................................    10,300    $   340,003
  + Electronic Arts............................     7,300        413,253
  + EMC........................................    32,100        440,091
    Intel......................................    60,900      1,587,054
    International Business Machines............    12,500        927,500
  + Juniper Networks...........................    12,000        302,160
  + Lexmark International Class A..............     8,000        518,640
    Linear Technology..........................     6,900        253,161
    Microsoft..................................    64,500      1,602,180
    Motorola...................................    12,900        235,554
    National Semiconductor.....................    13,300        292,999
  + NEXTEL Communications Class A..............    16,400        529,884
    Nokia ADR..................................    16,800        279,552
  + Oracle.....................................    24,100        318,120
    QUALCOMM...................................    17,200        567,772
  + Sanmina-SCI................................    51,400        281,158
    Texas Instruments..........................    17,200        482,804
                                                             -----------
                                                              12,638,089
                                                             -----------
    TRANSPORTATION-0.34%
    FedEx......................................     3,200        259,232
                                                             -----------
                                                                 259,232
                                                             -----------
    UTILITIES-2.84%
    Dominion Resources.........................     2,900        212,831
    Edison International.......................    11,400        462,270
    Exelon.....................................    11,300        580,029
    ONEOK......................................     5,700        186,105
    PPL........................................     4,800        285,024
    TXU........................................     5,300        440,377
                                                             -----------
                                                               2,166,636
                                                             -----------
    TOTAL COMMON STOCK
     (COST $55,570,676)........................               75,308,888
                                                             -----------

                                                 PRINCIPAL
                                                  AMOUNT

 =/ COMMERCIAL PAPER- 0.77%
    UBS Finance 3.35% 7/1/05...................  $590,000        590,000
                                                             -----------
    TOTAL COMMERCIAL PAPER
     (COST $590,000)...........................                  590,000
                                                             -----------

                           Variable Annuity Fund A- 4

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.35% (COST
 $56,160,676)...............................................  $75,898,888
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.65%.......      499,495
                                                              -----------
NET ASSETS-100.00%..........................................  $76,398,383
                                                              ===========
NET ASSETS ARE REPRESENTED BY:
VALUE OF ACCUMULATION UNITS:
3,883,106 units at $18.305 unit value.......................  $71,079,618
ANNUITY RESERVES:
41,890 units at $18.305 unit value..........................      766,789
183,665 units at $24.784 unit value.........................    4,551,976
                                                              -----------
Total Net Assets............................................  $76,398,383
                                                              ===========

------------------
+Non-income producing security for the period ended June 30, 2005.

=/The interest rate shown is the effective yield at the time of purchase.

ADR-American Depositary Receipts

                             See accompanying notes

                           Variable Annuity Fund A- 5

LINCOLN NATIONAL VARIABLE ANNUITY
FUND A
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends....................................                $  683,833
Interest.....................................                    10,847
Other income.................................                        63
Foreign tax withheld.........................                      (930)
                                                             ----------
                                                                693,813
                                                             ----------
EXPENSES:
Investment management services...............  $   125,009
Mortality and expense guarantees.............      368,610      493,619
                                               -----------   ----------
NET INVESTMENT INCOME........................                   200,194
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain on investments.............    1,138,020
Net change in unrealized
 appreciation/depreciation of investments....   (1,404,422)
                                               -----------
NET REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS.................................                  (266,402)
                                                             ----------
NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................                $  (66,208)
                                                             ==========

                             See accompanying notes

LINCOLN NATIONAL VARIABLE ANNUITY
FUND A
STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS
                                                 ENDED
                                                6/30/05     YEAR ENDED
                                              (UNAUDITED)    12/31/04
                                              -----------   -----------
CHANGES FROM OPERATIONS:
Net investment income.......................  $   200,194   $   566,186
Net realized gain on investments............    1,138,020     3,844,348
Net change in net unrealized
 appreciation/depreciation of investments...   (1,404,422)    3,539,753
                                              -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................      (66,208)    7,950,287
Net decrease from equity transactions.......   (4,417,993)   (6,775,233)
                                              -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....   (4,484,201)    1,175,054
Net assets, at beginning of period..........   80,882,584    79,707,530
                                              -----------   -----------
NET ASSETS, AT END OF PERIOD................  $76,398,383   $80,882,584
                                              ===========   ===========

                             See accompanying notes

                           Variable Annuity Fund A- 6

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund--The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments--Equity securities, except those traded on the Nasdaq Stock Market, Inc.(Nasdaq), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers.

Federal Income Taxes--Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income--Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves--Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other--The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. As of June 30, 2005, the Fund had earned $63 under the program, which is included in "other income" on the Statement of Operations.

2. INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the six months ended June 30, 2005 amounted to $8,618,879 and $12,423,799, respectively.

3. EXPENSES/SALES CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
The Lincoln National Life Insurance Company (Lincoln Life) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). Lincoln Life retained $1,023 from the proceeds of the sale of annuity contracts during the six months for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. The Sub-Adviser is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-Adviser is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2005, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. NET ASSETS
Net assets at June 30, 2005 consisted of the following:

Equity transactions.....................................   $(231,007,859)
Accumulated net investment income.......................      75,612,644
Accumulated net realized gain on investments............     212,055,386
Net unrealized appreciation of investments..............      19,738,212
                                                           -------------
Net Assets..............................................   $  76,398,383
                                                           =============

                           Variable Annuity Fund A- 7

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS

                                                      SIX MONTHS ENDED
                                                        JUNE 30, 2005                  YEAR ENDED DECEMBER 31, 2004
                                                 UNITS              AMOUNT              UNITS             AMOUNT
                                               ----------        -------------        ---------        -------------
Accumulation Units:
 Balance at beginning of period..............   4,102,941        $(211,285,774)       4,466,321        $(205,165,202)
 Contract purchases..........................       3,241               58,462           35,903              602,439
 Terminated contracts........................    (223,076)          (4,032,348)        (399,283)          (6,723,011)
                                               ----------        -------------        ---------        -------------
Balance at end of period.....................   3,883,106        $(215,259,660)       4,102,941        $(211,285,774)
                                               ==========        =============        =========        =============
Annuity Reserves:
 Balance at beginning of period..............     244,982        $ (15,304,092)         277,592        $ (14,649,431)
 Annuity payments............................     (19,427)            (444,736)         (32,610)            (654,661)
                                               ----------        -------------        ---------        -------------
Balance at end of period.....................     225,555        $ (15,748,828)         244,982        $ (15,304,092)
                                               ==========        =============        =========        =============

6. SUPPLEMENTAL INFORMATION-SELECTED PER UNIT DATA AND RATIOS
The following is selected financial data for an accumulation unit outstanding throughout each period:

                                               SIX MONTHS
                                                  ENDED
                                                 6/30/05          YEAR ENDED DECEMBER 31,
                                               (UNAUDITED)         2004           2003
                                               -----------        -------        -------
Investment income............................    $ 0.163          $ 0.343        $ 0.245
Expenses.....................................     (0.116)          (0.218)        (0.184)
                                                 -------          -------        -------
Net investment income (loss).................      0.047            0.125          0.061
Net realized and unrealized gain (loss) on
 investments.................................     (0.054)           1.642          3.612
                                                 -------          -------        -------
Increase (decrease) in accumulation unit
 value.......................................     (0.007)           1.767          3.673
Accumulation unit value at beginning of
 period......................................     18.312           16.545         12.872
                                                 -------          -------        -------
Accumulation unit value at end of period.....    $18.305          $18.312        $16.545
                                                 =======          =======        =======
Net assets, end of period (000 omitted)......    $76,398          $80,883        $79,708
Ratio of expenses to average net assets......      1.28%            1.28%          1.27%
Ratio of net investment income (loss) to
 average net assets..........................      0.52%            0.73%          0.42%
Total investment return......................     (0.04%)          10.68%         28.54%
Portfolio turnover rate......................     22.59%           38.72%         77.30%
Number of accumulation units outstanding at
 end of period (expressed in thousands)
 Accumulation units:.........................      3,883            4,103          4,466
 Reserve units:..............................        226              245            278


                                                    YEAR ENDED DECEMBER 31,
                                                2002           2001            2000
                                               -------        -------        --------
Investment income............................  $ 0.253        $ 0.249        $  0.265
Expenses.....................................   (0.191)        (0.228)         (0.275)
                                               -------        -------        --------
Net investment income (loss).................    0.062          0.021          (0.010)
Net realized and unrealized gain (loss) on
 investments.................................   (4.238)        (2.354)         (2.454)
                                               -------        -------        --------
Increase (decrease) in accumulation unit
 value.......................................   (4.176)        (2.333)         (2.464)
Accumulation unit value at beginning of
 period......................................   17.048         19.381          21.845
                                               -------        -------        --------
Accumulation unit value at end of period.....  $12.872        $17.048        $ 19.381
                                               =======        =======        ========
Net assets, end of period (000 omitted)......  $66,334        $98,225        $122,125
Ratio of expenses to average net assets......    1.28%          1.28%           1.28%
Ratio of net investment income (loss) to
 average net assets..........................    0.41%          0.12%          (0.05%)
Total investment return......................  (24.50%)       (12.04%)        (11.28%)
Portfolio turnover rate......................   60.26%         78.03%          66.67%
Number of accumulation units outstanding at
 end of period (expressed in thousands)
 Accumulation units:.........................    4,747          5,305           5,787
 Reserve units:..............................      329            373             426

                           Variable Annuity Fund A- 8

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
OTHER FUND INFORMATION

On May 16, 2005, the Board of Managers of Lincoln National Variable Annuity Fund A (the "Fund"), met to consider, among other things, the appointment of the adviser and sub-adviser for the Fund. Following presentations from Fund Management, the Independent Managers met in executive session to consider renewal of the Management Services Agreement with The Lincoln National Life Insurance Company ("Lincoln Life"), and the sub-advisory agreement with Delaware Management Company ("DMC"), a series of Delaware Management Business Trust.

The Independent Managers reported that they had reviewed materials provided prior to the meeting by Lincoln Life, DMC and Fund Management. In addition, the Independent Managers indicated that they had consulted with their independent legal counsel. The Independent Managers considered the following factors and reached the following conclusions with respect to their recommendations to the full Board of Managers.

ADVISORY SERVICES

In evaluating the services to be provided by Lincoln Life, they considered the nature, extent and quality of services provided and concluded that Lincoln Life provided suitable oversight of DMC. The Independent Managers reviewed the management fee compared to advisory fees of Lipper peer group large cap core funds. They also considered the profitability data provided by Lincoln Life and its affiliates with respect to fees received and costs of providing services to the Fund, and noted that Lincoln Life was paying some of the Fund's expenses, and concluded that Lincoln Life's fee was reasonable. In determining that economies of scale were unlikely, the Independent Managers considered the Fund's size, management's representation that the management fee was low compared to peer group funds, and that the Fund was not actively marketed. With respect to comparing services provided by and fees of Lincoln Life, the Independent Managers considered that Lincoln Life did not offer a similar strategy to other registered fund clients.

The Independent Managers recommended that the full Board of Managers renew the Management Services Agreement with Lincoln Life for the Fund, and the full Board concurred with the evaluation and recommendation of the Independent Managers. On May 16, 2005, the full Board of Managers approved (a) the selection of Lincoln Life as the Fund's investment adviser, (b) the investment management agreement with Lincoln Life for a term ending August 31, 2005, and (c) the advisory fees and any other amounts to be paid under the agreement. The Board approved the management agreement through August 31, 2005 (rather than for a full one-year term) in order to synchronize the renewal date of the management agreement for Fund A with the other advisory/sub-advisory agreements for the Lincoln fund complex.

SUB-ADVISORY SERVICES

The Independent Trustees considered written materials prepared by Fund Management that summarized DMC's performance, investment process, services offered and compliance, as well as written materials provided by DMC. The Independent Managers reported that in evaluating continuation of the sub-advisory agreement, they had considered the nature, extent and quality of services provided by DMC, and concluded that the services were satisfactory. The Independent Managers considered the quarterly performance information provided to them and concluded that DMC's investment performance was satisfactory. With respect to the fees received and costs to DMC of providing the sub-advisory services, the Independent Managers considered profitability information provided to them and reviewed advisory fees charged by DMC to two other funds. The Independent Trustees concluded that DMC's sub-advisory fee was reasonable. The Independent Managers considered the level of the sub-advisory fee, that the Fund was not actively marketed and the Fund's asset level of $80 million in concluding that economies of scale were not likely. The Independent Managers considered that DMC has obtained research using soft dollars generated by Fund trades that may be used by other clients of DMC.

The Independent Managers recommended that the full Board renew the sub-advisory agreement with DMC for the Fund, and the full Board concurred with the evaluation and recommendation of the Independent Managers. On May 16, 2005, the full Board of Managers approved (a) the selection of DMC as the Fund's sub-adviser, (b) the sub-advisory agreement with DMC for a term ending August 31, 2005, and (c) the sub-advisory fees and any other amounts to be paid under the agreement. The Board approved the sub-advisory agreement through August 31, 2005 (rather than for a full one-year term) in order to synchronize the renewal date of the sub-advisory agreement for Fund A with the other advisory/sub-advisory agreements for the Lincoln fund complex.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                           Variable Annuity Fund A- 9

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principle Accountant Fees and Services

(a) Audit Fees

Not Applicable.

(b) Audit-Related Fees

Not Applicable.

(c) Tax Fees

Not Applicable.

(d) All Other Fees

Not Applicable.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

Not Applicable.

(e)(2) Not applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

Not Applicable.

(h) Principal Accountant's Independence

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Managers.

Item 11. Controls and Procedures

      (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

      (a)(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

      (a) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL VARIABLE ANNUITY FUND A (REGISTRANT)

      /s/ Kelly D Clevenger
      ---------------------
      Kelly D. Clevenger
      President
      (Signature and Title)

Date:  September 2, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Kelly D. Clevenger
      ----------------------
      Kelly D. Clevenger
      Chairman of the Board and President
      (Signature and Title)

Date: September 2, 2005


By    /s/ Sheryl L. Sturgill
      ----------------------
      Sheryl L. Sturgill
      Chief Accounting Officer
      (Signature and Title)


Date:   September 2, 2005